Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0001926314
Registrant Name	Ocean Capital Acquisition Corporation
Registration File Number	333-282462
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A